Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum payments with respect to non-cancellable agreements

	Advertising Commitments	Operating Leases	Total
	RMB	RMB	RMB
2015	9,596	40,642	50,238
2016	—	36,194	36,194
2017	—	26,497	26,497
2018	—	22,440	22,440
2019 and thereafter	—	19,213	19,213

	9,596	144,986	154,582